CAPITAL AND RESERVES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning Balance	94,000	17,924,765
Exercised		14,435,952
Expired	56,400	3,394,813
Ending Balance	37,600	94,000
Cannon Point
Statement [Line Items]
Beginning Balance	94,000	211,500
Exercised		117,500
Expired	(56,400)	0
Ending Balance	37,600	94,000
Warrants
Statement [Line Items]
Beginning Balance	0	17,713,265
Exercised		14,318,452
Expired	0	3,394,813
Ending Balance	0	0